Prepayments, Deposits and Other Assets, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 313,844	$ 306,513	$ 31,139
Provision for doubtful accounts	75,000	88,846	258,280
Written-off		(88,846)
Foreign currency translation adjustments	(23,871)	7,331	17,094
Ending balance	$ 364,973	$ 313,844	$ 306,513